TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus

Effective immediately, the table entitled “Transamerica Funds Underlying Funds:” in the “List and Description of Underlying Portfolios” section of the prospectus is deleted in its entirety and replaced with the following:

Transamerica Funds Underlying Funds:

Fund Name	Transamerica 60/40 Asset Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica Bond		X	X	X	X	X	X	X
Transamerica Capital Growth			X	X	X	X	X	X
Transamerica Core Bond	X		X	X	X	X	X	X
Transamerica Dividend Focused		X	X	X	X	X	X	X
Transamerica Emerging Markets Debt		X	X	X	X	X	X	X
Transamerica Emerging Markets Opportunities		X	X	X	X	X	X	X
Transamerica Event Driven		X	X	X	X	X	X	X
Transamerica Floating Rate		X	X	X	X	X	X	X
Transamerica Global Equity			X	X	X	X	X	X
Transamerica Government Money Market		X	X	X	X	X	X	X
Transamerica High Yield Bond		X	X	X	X	X	X	X
Transamerica High Yield Muni			X	X	X	X	X	X
Transamerica Inflation Opportunities		X	X	X	X	X	X	X
Transamerica Intermediate Bond		X	X	X	X	X	X	X
Transamerica Intermediate Muni		X	X	X	X	X	X	X
Transamerica International Equity		X	X	X	X	X	X	X
Transamerica International Growth		X	X	X	X	X	X	X
Transamerica International Small Cap Value		X	X	X	X	X	X	X
Transamerica International Stock		X	X	X	X	X	X	X
Transamerica International Value		X	X	X	X	X	X	X
Transamerica Large Cap Value		X	X	X	X	X	X	X
Transamerica Mid Cap Growth		X	X	X	X	X	X	X
Transamerica Mid Cap Value		X	X	X	X	X	X	X
Transamerica Mid Cap Value Opportunities		X	X	X	X	X	X	X
Transamerica MLP & Energy Income		X	X	X	X	X	X	X
Transamerica Multi-Asset Income			X	X	X	X	X	X
Transamerica Multi-Managed Balanced			X	X	X	X	X	X

Transamerica Short-Term Bond	X	X	X	X	X	X	X	X
Transamerica Small Cap Core		X	X	X	X	X	X	X
Transamerica Small Cap Growth		X	X	X	X	X	X	X
Transamerica Small Cap Value		X	X	X	X	X	X	X
Transamerica Small/Mid Cap Value		X	X	X	X	X	X	X
Transamerica Total Return		X	X	X	X	X	X	X
Transamerica Unconstrained Bond		X	X	X	X	X	X	X
Transamerica US Growth		X	X	X	X	X	X	X

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2020